Severance Indemnities And Pension Plans (Aggregated Accumulated Benefit Obligations) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregated accumulated benefit obligations	¥ 1,639,563	¥ 1,808,001
Foreign Offices And Subsidiaries, Pension Benefits And Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregated accumulated benefit obligations	¥ 318,971	¥ 262,200